Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	(Accumulated losses)
Beginning balance at Jun. 30, 2022	$ 497,044	$ 1,165,309	$ 97,924	$ (542)	$ (39,700)	$ 12,969	$ (738,916)
Loss for the period	(41,370)						(41,370)
Other comprehensive income/(loss)	292			192	100
Total comprehensive profit/(loss) for the period	(41,078)			192	100		(41,370)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	42,405	42,405
Transactions with owners in their capacity as owners	42,405	42,405
Tax credited / (debited) to equity	(126)		(126)
Transfer of exercised options	0	0	0
Fair value of share-based payments	1,757		1,757
Increase (decrease) in equity	1,631	0	1,631			0
Ending balance at Dec. 31, 2022	500,002	1,207,714	99,555	(350)	(39,600)	12,969	(780,286)
Beginning balance at Jun. 30, 2022	497,044	1,165,309	97,924	(542)	(39,700)	12,969	(738,916)
Ending balance at Jun. 30, 2023	501,838	1,249,123	101,367	(543)	(40,273)	12,969	(820,805)
Loss for the period	(32,539)						(32,539)
Other comprehensive income/(loss)	233			(931)	1,164
Total comprehensive profit/(loss) for the period	(32,306)			(931)	1,164		(32,539)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	37,106	37,106
Transactions with owners in their capacity as owners	37,106	37,106
Tax credited / (debited) to equity	(102)		(102)
Transfer of exercised options		0	0
Fair value of share-based payments	2,195		2,195
Increase (decrease) in equity	2,093	0	2,093
Ending balance at Dec. 31, 2023	$ 508,731	$ 1,286,229	$ 103,460	$ (1,474)	$ (39,109)	$ 12,969	$ (853,344)